Investment in convertible note (Details Narrative) - OnKai Inc [Member] - USD ($) $ in Millions		1 Months Ended
	Jan. 05, 2023	Dec. 31, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Additional investment on convertible safe notes		$ 1.5
Capital stock discount rate		15.00%
Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Additional investment on convertible safe notes	$ 1.5
Investment amount	$ 2.5